UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Income Builder Portfolio

Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments October 31, 2009 (Unaudited)	Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	100	$5,013
Raytheon Co.	590	26,715
United Technologies Corp.	100	6,145

		37,873

Beverages — 0.6%
Diageo Plc	1,100	17,917

Chemicals — 1.4%
BASF SE	100	5,353
The Dow Chemical Co.	150	3,522
E.I. du Pont de Nemours & Co.	520	16,546
Olin Corp.	860	13,132
Praxair, Inc.	40	3,178

		41,731

Commercial Banks — 4.1%
Bank of Nova Scotia	525	21,955
Royal Bank of Canada	300	15,193
Standard Chartered Plc	325	7,973
The Toronto-Dominion Bank	490	27,932
U.S. Bancorp	1,040	24,149
Wells Fargo & Co.	860	23,667

		120,869

Computers & Peripherals — 0.4%
Hewlett-Packard Co.	90	4,271
International Business Machines Corp.	60	7,237

		11,508

Containers & Packaging — 0.7%
Temple-Inland, Inc.	1,410	21,784

Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	1,590	66,414

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	1,590	40,815
BCE, Inc.	220	5,276
CenturyTel, Inc.	300	9,738
Frontier Communications Corp.	1,590	11,401
Manitoba Telecom Services, Inc.	150	4,354
Qwest Communications International, Inc.	2,900	10,411
Verizon Communications, Inc.	1,470	43,497

		125,492

Electric Utilities — 2.6%
American Electric Power Co., Inc.	170	5,137
Duke Energy Corp.	980	15,504
Exelon Corp.	120	5,635
FPL Group, Inc.	120	5,892
Northeast Utilities, Inc.	120	2,766
PPL Corp.	370	10,893
Southern Co.	980	30,566

		76,393

Energy Equipment & Services — 0.4%
Diamond Offshore Drilling, Inc.	120	11,430

Food Products — 1.4%
H.J. Heinz Co.	610	24,547
Kraft Foods, Inc. - Class A	610	16,787

		41,334

Gas Utilities — 0.9%
AGL Resources, Inc.	180	6,293
EQT Corp.	490	20,511

		26,804

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	120	7,033

Household Products — 0.5%
The Clorox Co.	120	7,108
Kimberly-Clark Corp.	120	7,339

		14,447

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc.	250	7,730

Industrial Conglomerates — 1.2%
3M Co.	110	8,093
General Electric Co.	1,900	27,094

		35,187

Insurance — 0.2%
The Travelers Companies, Inc.	120	5,975

Machinery — 1.5%
Caterpillar, Inc.	670	36,890
Deere & Co.	120	5,466

		42,356

Media — 0.2%
Vivendi	250	6,935

Metals & Mining — 3.1%
Aluminum Corp. of China Ltd. - ADR(a)	75	2,040
BHP Billiton Ltd.	1,420	46,571
BlueScope Steel Ltd.	2,330	6,175
Nucor Corp.	250	9,962
Rio Tinto Ltd.	213	11,807
Southern Copper Corp.	480	15,120

		91,675

Multi-Utilities — 2.8%
Consolidated Edison, Inc.	490	19,933
Dominion Resources, Inc.	380	12,954
PG&E Corp.	120	4,907
Public Service Enterprise Group, Inc.	670	19,966
Sempra Energy	400	20,580
Wisconsin Energy Corp.	90	3,930

		82,270

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	530	40,566
Enbridge, Inc.	905	35,203
Royal Dutch Shell Plc - Class A	1,590	47,141
Total SA - ADR	610	36,643
Woodside Petroleum Ltd.	415	17,408

		176,961

Portfolio Abbreviations

To simplify the listings of portfolio holdings in each Portfolio’s Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ADR GBP	American Depositary Receipts British Pound	USD	US Dollar

See Notes to Financial Statements.

OCTOBER 31, 2009	1

Schedule of Investments (continued)	Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Paper & Forest Products — 1.2%
MeadWestvaco Corp.	610	$13,926
Weyerhaeuser Co.	540	19,624

		33,550

Pharmaceuticals — 3.4%
Abbott Laboratories	120	6,068
Bristol-Myers Squibb Co.	1,630	35,534
Johnson & Johnson	50	2,953
Merck & Co., Inc.	500	15,465
Pfizer, Inc.	2,362	40,225

		100,245

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	960	18,346
Microchip Technology, Inc.	450	10,782

		29,128

Software — 0.4%
Microsoft Corp.	400	11,092

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	150	10,656
Tobacco — 2.3%
Altria Group, Inc.	610	11,047
British American Tobacco Plc	200	6,373
Philip Morris International, Inc.	910	43,097
Reynolds American, Inc.	120	5,818

		66,335

Water Utilities — 0.2%
American Water Works Co., Inc.	370	7,019

Wireless Telecommunication Services — 0.6%
Vodafone Group Plc - ADR	740	16,421

Total Common Stocks — 46.0%		1,344,564

Affiliated Investment Companies(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	86,341	584,531
BlackRock International Bond Portfolio, BlackRock Class	7,511	82,467
BlackRock Low Duration Bond Portfolio, BlackRock Class	72,517	685,284

Total Fixed Income Funds — 46.2%		1,352,282

Total Long-Term Investments (Cost — $2,731,331) — 92.2%		2,696,846

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.18%(b)(c)
(Cost — $233,524) — 8.0%	233,524	233,524

Total Investments (Cost — $2,964,855*) — 100.2%		2,930,370
Liabilities in Excess of Other Assets — (0.2)%		(4,941)

Net Assets — 100.0%		$2,925,429

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,004,154

Gross unrealized appreciation	$99,616
Gross unrealized depreciation	(173,400)

Net unrealized depreciation	$(73,784)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	$21,200		$18,322	$(2,390)	$13,609
BlackRock International Bond Portfolio, BlackRock Class	$1,697		$2,839	$(183)	$444
BlackRock Low Duration Bond Portfolio, BlackRock Class	$22,700		$36,052	$(1,532)	$6,321
BlackRock Liquidity Funds, TempFund, Institutional Class	$60,317	**	—	—	$103

**	Represents net purchase cost.

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,653	GBP	1,000	Citibank, N.A.	11/03/09	$12

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

See Notes to Financial Statements.

2	OCTOBER 31, 2009

Schedule of Investments (concluded)	Income Portfolio

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Aerospace & Defense	$37,873	—	—	$37,873
Beverages	—	$17,917	—	17,917
Chemicals	36,378	5,353	—	41,731
Commercial Banks	112,896	7,973	—	120,869
Computers & Peripherals	11,508	—	—	11,508
Containers & Packaging	21,784	—	—	21,784
Diversified Financial Services	66,414	—	—	66,414
Diversified Telecommunication Services	125,492	—	—	125,492
Electric Utilities	76,393	—	—	76,393
Energy Equipment & Services	11,430	—	—	11,430
Food Products	41,334	—	—	41,334
Gas Utilities	26,804	—	—	26,804
Hotels, Restaurants & Leisure	7,033	—	—	7,033
Household Products	14,447	—	—	14,447
Independent Power Producers & Energy Traders	7,730	—	—	7,730
Industrial Conglomerates	35,187	—	—	35,187
Insurance	5,975	—	—	5,975
Machinery	42,356	—	—	42,356
Media	—	6,935	—	6,935
Metals & Mining	27,122	64,553	—	91,675
Multi-Utilities	82,270	—	—	82,270
Oil, Gas & Consumable
Fuels	112,412	64,549	—	176,961
Paper & Forest Products	33,550	—	—	33,550
Pharmaceuticals	100,245	—	—	100,245
Semiconductors & Semiconductor Equipment	29,128	—	—	29,128
Software	11,092	—	—	11,092
Textiles, Apparel & Luxury Goods	10,656	—	—	10,656
Tobacco	59,962	6,373	—	66,335
Water Utilities	7,019	—	—	7,019
Wireless Telecommunication Services	16,421	—	—	16,421
Fixed Income Funds	1,352,282	—	—	1,352,282
Short-Term Securities	233,524	—	—	233,524
Other Financial Instruments[1] :
Assets:	—	12	—	12

Total	$2,756,717	$173,665	—	$2,930,382

[1]	Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

OCTOBER 31, 2009	3

Schedule of Investments October 31, 2009 (Unaudited)	Income Builder Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	90	$4,512
Raytheon Co.	410	18,565
United Technologies Corp.	90	5,530

		28,607

Beverages — 0.8%
Diageo Plc	760	12,379

Chemicals — 2.4%
BASF SE	90	4,818
The Dow Chemical Co.	150	3,522
E.I. du Pont de Nemours & Co.	460	14,637
Olin Corp.	760	11,605
Praxair, Inc.	30	2,383

		36,965

Commercial Banks — 4.8%
Bank of Nova Scotia	465	19,446
Royal Bank of Canada	200	10,129
Standard Chartered Plc	285	6,992
The Toronto-Dominion Bank	210	11,970
U.S. Bancorp	390	9,056
Wells Fargo & Co.	550	15,136

		72,729

Computers & Peripherals — 1.0%
Hewlett-Packard Co.	180	8,543
International Business Machines Corp.	60	7,236

		15,779

Containers & Packaging — 1.1%
Temple-Inland, Inc.	1,050	16,223

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	630	26,315

Diversified Telecommunication Services — 6.2%
AT&T, Inc.	1,310	33,628
BCE, Inc.	170	4,077
CenturyTel, Inc.	200	6,492
Frontier Communications Corp.	1,190	8,532
Manitoba Telecom Services, Inc.	150	4,354
Qwest Communications International, Inc.	2,240	8,042
Verizon Communications, Inc.	980	28,998

		94,123

Electric Utilities — 5.1%
American Electric Power Co., Inc.	370	11,181
Duke Energy Corp.	980	15,504
Exelon Corp.	110	5,166
FPL Group, Inc.	210	10,311
Northeast Utilities, Inc.	110	2,535
PPL Corp.	320	9,421
Southern Co.	760	23,704

		77,822

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	110	10,478

Food Products — 1.9%
H.J. Heinz Co.	440	17,705
Kraft Foods, Inc. - Class A	440	12,109

		29,814

Gas Utilities — 1.6%
AGL Resources, Inc.	180	6,293
EQT Corp.	440	18,418

		24,711

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	110	6,447

Household Products — 0.9%
The Clorox Co.	110	6,515
Kimberly-Clark Corp.	110	6,728

		13,243

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc.	210	6,493

Industrial Conglomerates — 1.6%
3M Co.	100	7,357
General Electric Co.	1,250	17,825

		25,182

Insurance — 0.4%
The Travelers Companies, Inc.	110	5,477

Machinery — 2.6%
Caterpillar, Inc.	560	30,834
Deere & Co.	210	9,565

		40,399

Media — 0.3%
Vivendi	150	4,161

Metals & Mining — 4.5%
Aluminum Corp. of China Ltd. - ADR(a)	75	2,040
BHP Billiton Ltd.	830	27,221
BlueScope Steel Ltd.	2,060	5,459
Nucor Corp.	210	8,369
Rio Tinto Ltd.	213	11,807
Southern Copper Corp.	420	13,230

		68,126

Multi-Utilities — 4.4%
Consolidated Edison, Inc.	440	17,899
Dominion Resources, Inc.	270	9,204
PG&E Corp.	110	4,498
Public Service Enterprise Group, Inc.	540	16,092
Sempra Energy	300	15,435
Wisconsin Energy Corp.	80	3,494

		66,622

Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	360	27,554
Enbridge, Inc.	795	30,924
Royal Dutch Shell Plc - Class A	1,190	35,282
Total SA - ADR	550	33,039
Woodside Petroleum Ltd.	255	10,696

		137,495

Paper & Forest Products — 1.8%
MeadWestvaco Corp.	440	10,045
Weyerhaeuser Co.	480	17,443

		27,488

Pharmaceuticals — 5.3%
Abbott Laboratories	210	10,620
Bristol-Myers Squibb Co.	1,250	27,250
Johnson & Johnson	50	2,953
Merck & Co., Inc.	400	12,372

4	OCTOBER 31, 2009

Schedule of Investments (continued)	Income Builder Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals (concluded)
Pfizer, Inc.	1,646	$28,031

		81,226

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	750	14,333
Microchip Technology, Inc.	290	6,948

		21,281

Software — 0.5%
Microsoft Corp.	290	8,042

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	120	8,525

Tobacco — 3.2%
Altria Group, Inc.	550	9,960
British American Tobacco Plc	180	5,736
Philip Morris International, Inc.	580	27,469
Reynolds American, Inc.	110	5,333

		48,498

Water Utilities — 0.4%
American Water Works Co., Inc.	320	6,070

Wireless Telecommunication Services — 0.6%
Vodafone Group Plc - ADR	440	9,764

Total Common Stocks — 67.5%		1,030,484

Affiliated Investment Companies(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	23,206	157,103
BlackRock International Bond Portfolio, BlackRock Class	2,032	22,307
BlackRock Low Duration Bond Portfolio, BlackRock Class	18,924	178,836

Total Fixed Income Funds — 23.5%		358,246

Total Long-Term Investments (Cost — $1,448,666) — 91.0%		1,388,730

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.18%(b)(c)
(Cost — $133,794) — 8.7%	133,794	133,794

Total Investments (Cost — $1,582,460*) — 99.7%		1,522,524
Other Assets Less Liabilities — 0.3%		4,156

Net Assets — 100.0%		$1,526,680

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,599,456

Gross unrealized appreciation	$63,015
Gross unrealized depreciation	(139,947)

Net unrealized depreciation	$(76,932)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	$8,702		$1,686	$(159)	$3,584
BlackRock International Bond Portfolio, BlackRock Class	$967		$268	$(14)	$117
BlackRock Low Duration Bond Portfolio, BlackRock Class	$12,659		$3,436	$(125)	$1,588
BlackRock Liquidity Funds, TempFund, Institutional Class	$20,329	**	—	—	$64

**	Represents net purchase cost.

(c)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

OCTOBER 31, 2009	5

Schedule of Investments (concluded)	Income Builder Portfolio

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Aerospace & Defense	$28,607	—	—	$28,607
Beverages	—	$12,379	—	12,379
Chemicals	32,147	4,818	—	36,965
Commercial Banks	65,737	6,992	—	72,729
Computers & Peripherals	15,779	—	—	15,779
Containers & Packaging	16,223	—	—	16,223
Diversified Financial Services	26,315	—	—	26,315
Diversified Telecommunication Services	94,123	—	—	94,123
Electric Utilities	77,822	—	—	77,822
Energy Equipment & Services	10,478	—	—	10,478
Food Products	29,814	—	—	29,814
Gas Utilities	24,711	—	—	24,711
Hotels, Restaurants & Leisure	6,447	—	—	6,447
Household Products	13,243	—	—	13,243
Independent Power Producers & Energy Traders	6,493	—	—	6,493
Industrial Conglomerates	25,182	—	—	25,182
Insurance	5,477	—	—	5,477
Machinery	40,399	—	—	40,399
Media	—	4,161	—	4,161
Metals & Mining	23,639	44,487	—	68,126
Multi-Utilities	66,622	—	—	66,622
Oil, Gas & Consumable Fuels	91,517	45,978	—	137,495
Paper & Forest Products	27,488	—	—	27,488
Pharmaceuticals	81,226	—	—	81,226
Semiconductors & Semiconductor Equipment	21,281	—	—	21,281
Software	8,042	—	—	8,042
Textiles, Apparel & Luxury Goods	8,525	—	—	8,525
Tobacco	42,762	5,736	—	48,498
Water Utilities	6,070	—	—	6,070
Wireless Telecommunication Services	9,764	—	—	9,764
Fixed Income Funds	358,246	—	—	358,246
Short-Term Securities	133,794	—	—	133,794

Total	$1,397,973	$124,551	—	$1,522,524

6	OCTOBER 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: December 18, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: December 18, 2009